Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Summary of Different Categories of Employee Benefits of the Group Explanatory
The following table presents a breakdown of employee benefits.

(Euro thousands)	At December 31,
	2021	2020
Italian leaving indemnities (TFR)	9,784	11,596
Other leaving indemnities	15,237	16,073
Post-employment benefits	5,280	590
Other long-term employee benefits	1,362	561
Termination benefits	366	396
Total defined benefit obligations	32,029	29,216
Other long-term payables to employees	10,234	131

Total employee benefits	42,263	29,347

Summary of Employee Defined Benefit Liabilities Explanatory
The following table shows the changes in defined benefit obligations.

(Euro thousands)	2021	2020
At January 1,	29,216	30,573
Changes through statement of profit and loss	14,365	2,591
- of which: Service cost	14,169	2,335
- of which: Financial charges	196	256
Changes through statement of comprehensive income	1,562	(930)
- of which: Actuarial loss/(gain)	563	(523)
- of which: Translation differences	999	(407)
Benefits paid	(13,456)	(2,360)
Change in scope of consolidation and reclassifications to assets held for sale	342	(658)

At December 31,	32,029	29,216

Summary of Main Financial Assumptions Used in Determining the Present Value of Employee Severance Indemnities Explanatory
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2021			At December 31, 2020
	Italy	Spain	China	Italy	Spain	China
Discount rate	0.183% / 0.757%	0.60 / 0.70%	2.80%	-0.204% / 0.246%	-0.440 / 0.283%	3.05%
Inflation rate	1.50%	1.00%	5.50%	1.50%	0.80%	4.41%
Salary increase rate	1.0% / 2.2%	1.00%	5.50%	0.5% / 2.3%	0.80%	4.41%

Summary of Main Assumptions Concerning the Main Employee Benefit Obligations and Service Costs Explanatory
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

(Euro thousands)	At December 31, 2021				At December 31, 2020
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs

Discount rate	(714)	765	(39)	42	(793)	850	(75)	79
Inflation rate	601	(572)	38	(36)	630	(598)	46	(43)
Turn-over rate	1,155	(1,864)	92	(156)	570	(1)	61	(109)